                   [CREDIT SUISSE WARBURG PINCUS FUNDS LOGO]

                                   PROSPECTUS

                                 March 16, 2001
                            As revised June 18, 2001

           CREDIT SUISSE WARBURG PINCUS TRUST

                 -- GLOBAL TELECOMMUNICATIONS PORTFOLIO

           Credit Suisse Warburg Pincus Trust shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

           As with all mutual funds, the Securities and Exchange
           Commission has not approved these securities, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

           The Trust is advised by Credit Suisse Asset Management,
           LLC.

                                    CONTENTS

KEY POINTS........................ .........................           4
   Goal and Principal Strategies............................           4
   Investor Profile.........................................           4
   A Word About Risk........................................           5
INVESTOR EXPENSES..................... .....................           6
   Fees and Portfolio Expenses..............................           6
   Example..................................................           6
   Performance Information..................................           6
THE PORTFOLIO IN DETAIL.................. ..................           7
   The Management Firm......................................           7
   Portfolio Information Key................................           7
   Goal and Strategies......................................           8
   Portfolio Investments....................................           8
   Risk Factors.............................................           8
   Portfolio Management.....................................           8
   Investor Expenses........................................           8
MORE ABOUT RISK...................... ......................           9
   Introduction.............................................           9
   Types of Investment Risk.................................           9
   Certain Investment Practices.............................          11
MEET THE MANAGERS..................... .....................          13
ABOUT YOUR ACCOUNT.................... .....................          14
   Share Valuation..........................................          14
   Statements and Reports...................................          14
   Distributions............................................          14
   Taxes....................................................          14
BUYING AND SELLING SHARES................. .................          15
FOR MORE INFORMATION................... ....................  back cover

                                   KEY POINTS

                         GOAL AND PRINCIPAL STRATEGIES

        PORTFOLIO/RISK FACTORS                              GOAL                                     STRATEGIES
GLOBAL TELECOMMUNICATIONS PORTFOLIO      Long-term appreciation of capital           - Invests in equity securities of U.S. and
Risk factors:                                                                        foreign telecommunications companies
 Foreign securities                                                                  - May invest in companies of all sizes
 Market risk
 Non-diversified status
 Regulatory risk
 Sector concentration
 Telecommunications companies

     INVESTOR PROFILE

   THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO:

 - are investing for long-term goals

 - are willing to assume the risk of losing money in exchange for attractive potential long-term returns

 - are looking for capital appreciation

 - want to diversify their portfolios into telecommunications stocks IT MAY NOT BE APPROPRIATE IF YOU:

 - are investing for a shorter time horizon

 - are uncomfortable with an investment that will fluctuate in value, perhaps dramatically

 - are looking for exposure to companies in a broad variety of industries

 - want to limit your exposure to foreign securities

 - are looking for income

   You should base your investment decision on your own goals, risk preferences and time horizon.

     A WORD ABOUT RISK

   All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

   Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

   Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOREIGN SECURITIES

   A portfolio that invests outside the U.S. carries additional risks that include:

 - CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency denominated investments and may widen any losses. The portfolio may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies.

 - INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

 - POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic-policy changes, social and political instability, military action and war.

MARKET RISK

   The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

NON-DIVERSIFIED STATUS

   The portfolio is considered a non-diversified investment company under the Investment Company Act of 1940 and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a portfolio that is more broadly diversified.

REGULATORY RISK

   Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

SECTOR CONCENTRATION

   A portfolio that invests more than 25% of its net assets in a group of related industries (market sector) is subject to increased risk.

 - Portfolio performance will largely depend upon the sector's performance, which may differ in direction and degree from that of the overall stock market.

 - Financial, economic, business, political and other developments affecting the sector will have a greater effect on the portfolio.

TELECOMMUNICATIONS COMPANIES

   Telecommunications companies can be significantly (and adversely) affected by governmental regulation or deregulation, obsolescence of existing technology, falling prices and profits and competition from new market entrants.

                               INVESTOR EXPENSES

                          FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may bear as a shareholder. Annual portfolio operating expense figures are expected amounts for the fiscal year ending December 31, 2001. The table does not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

SHAREHOLDER FEES
 (paid directly from your investment)
Sales charge "load" on purchases                                NONE
Deferred sales charge "load"                                    NONE
Sales charge "load" on reinvested distributions                 NONE
Redemption fees                                                 NONE
Exchange fees                                                   NONE
ANNUAL PORTFOLIO OPERATING EXPENSES
 (deducted from fund assets)
Management fee                                                     1.00%
Distribution and service (12b-1) fee                            NONE
Other expenses(1)                                                 0.87%
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2)                      1.87%

(1) Other expenses are based on estimated amounts to be charged in the current fiscal period.

(2) Portfolio service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements, which may be discontinued at any time, are expected to lower the portfolio's expenses as follows:

    EXPENSES AFTER WAIVERS AND
 REIMBURSEMENTS

    Management fee                                                      0.78%

    Distribution and service (12b-1) fee                                 None

    Other expenses                                                      0.87%

    TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                           1.65%

                                    EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

           ONE YEAR                        THREE YEARS
             $190                             $588

                            PERFORMANCE INFORMATION

Performance information is not presented because the portfolio has not commenced operations as of the date of this Prospectus.

                            THE PORTFOLIO IN DETAIL

     THE MANAGEMENT FIRMS

   CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

 - Investment adviser for the portfolio

 - Responsible for managing the portfolio's assets according to its goal and strategies and supervising the activities of the sub-investment adviser for the portfolio

 - A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

 - Credit Suisse Asset Management companies manage approximately $94 billion in the U.S. and $298 billion globally

 - Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

   For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

   CREDIT SUISSE ASSET
MANAGEMENT LIMITED
Beaufort House
15 St. Botolph Street
London, EC 3A 7JJ

 - Sub-investment adviser for the portfolio

 - Responsible for assisting CSAM in the management of the portfolio's international assets according to its goal and strategies

 - Also a member of Credit Suisse Asset Management
     PORTFOLIO INFORMATION KEY

   A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES
   The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS
   The primary types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS
   The major risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

PORTFOLIO MANAGEMENT
   The individuals designated by the investment advisers to handle the portfolio's day-to-day management.

INVESTOR EXPENSES
   Expected expenses for the 2001 fiscal year. Actual expenses may be higher or lower. Additional expenses are, or may be, imposed under the variable contracts or plans.

 - MANAGEMENT FEE The fee paid to the investment adviser for providing investment advice to the portfolio and compensating the sub-investment adviser. Expressed as a percentage of average net assets after waivers.

 - OTHER EXPENSES Fees paid by the portfolio for items such as administration, transfer agency, custody, auditing, legal and registration fees and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

     GOAL AND STRATEGIES

   The portfolio seeks long-term appreciation of capital. To pursue this goal, it invests in equity securities of U.S. and foreign telecommunications companies.

   Telecommunications includes:

 - communications equipment and service

 - electronic components and equipment

 - broadcast media

 - computer equipment, mobile telecommunications, and cellular radio and paging

 - electronic mail

 - local and wide area networking, and linkage of work and data processing systems

 - publishing and information systems

 - video and telex

 - internet and other emerging technologies combining telephone, television and/or computer systems

   Under normal market conditions, the portfolio will invest at least 65% of assets in equity securities of telecommunications companies from at least three countries, including the U.S. The portfolio may invest in companies of all sizes.

     PORTFOLIO INVESTMENTS

   Equity holdings may include:

 - common and preferred stocks

 - convertible securities

 - warrants

   To a limited extent, the portfolio may also engage in other investment practices.

     RISK FACTORS

   This portfolio's principal risk factors are:

 - foreign securities

 - market risk

 - non-diversified status

 - regulatory risk

 - sector concentration

 - telecommunications companies

   The value of your investment generally will fluctuate in response to stock-market movements. Because the portfolio invests internationally, it carries additional risks, including currency, information and political risks. These risks are defined in "More About Risk."

   Because this portfolio focuses on a single sector (telecommunications), you should expect it to be more volatile than a broadly diversified global equity portfolio. Additionally, telecommunications companies are often subject to regulatory risks that could hurt the portfolio's performance.

   Non-diversification might cause the portfolio to be more volatile than a diversified mutual fund. To the extent that the portfolio invests in emerging markets and start-up and other small companies, it takes on additional risks that could hurt its performance. "More About Risk" details these and certain other investment practices the portfolio may use. Please read that section carefully before you invest.

     PORTFOLIO MANAGEMENT

   Scott T. Lewis and Vincent J. McBride are Co-Portfolio Managers of the portfolio. Associate Portfolio Manager David Lefkowitz assists them. You can find out more about the portfolio's managers in "Meet the Managers."

     INVESTOR EXPENSES

   Expected expenses (after fee waivers and reimbursements) for the 2001 fiscal year:

   Management fee                                                       0.78%
   All other expenses                                                   0.87%
                                                                 ------------
     Total expenses                                                     1.65%

                                MORE ABOUT RISK

     INTRODUCTION

   The portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion of the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

   The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

   The portfolio offers its shares to (i) insurance company separate accounts that fund both variable contracts and variable life insurance contracts and (ii) tax-qualified pension and retirement plans including participant-directed plans which elect to make the portfolio an investment option for plan participants. Due to differences of tax treatment and other considerations, the interests of various variable contract owners and plan participants participating in the portfolio may conflict. The Board of Trustees will monitor the portfolio for any material conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more insurance company separate accounts and/or plans to withdraw its investments in the portfolio, which may cause the portfolio to sell securities at disadvantageous prices and disrupt orderly portfolio management. The Board also may refuse to sell shares of the portfolio to any variable contract or plan or may suspend or terminate the offering of shares of the portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

     TYPES OF INVESTMENT RISK

   The following risks are referred to throughout this Prospectus.

   ACCESS RISK Some countries may restrict the portfolio's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the portfolio.

   CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

   CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

   CURRENCY RISK Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign-currency-denominated investments and may widen any losses.

   EXPOSURE RISK The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the portfolio could gain or lose on an investment.

    - HEDGED Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

    - SPECULATIVE To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

   INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

   INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

   LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

   MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

   OPERATIONAL RISK Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the portfolio to losses from fraud, negligence, delay or other actions.

   POLITICAL RISK Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

   VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[-]    Permitted without limitation; does not indicate actual use
20%    Italic type (e.g., 20%) represents an investment limitation as a percentage of NET portfolio assets; does not indicate actual use
20%    Roman type (e.g., 20%) represents an investment limitation as a percentage of TOTAL portfolio assets; does not indicate actual use
[ ]    Permitted, but not expected to be used to a significant extent

                    INVESTMENT PRACTICE                            LIMIT
BORROWING The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes.
Speculative exposure risk.                                         33 1/3%
-------------------------------------------------------------------------
COUNTRY/REGION FOCUS Investing a significant portion of
portfolio assets in a single country or region. Market
swings in the targeted country or region will be likely to
have a greater effect on portfolio performance than they
would in a more geographically diversified equity portfolio.
Currency, market, political risks.                                  [-]
-------------------------------------------------------------------------
CURRENCY HEDGING Instruments, such as options, futures,
forwards or swaps, intended to manage portfolio exposure to
currency risk or to enhance total return. Options, futures
or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and
future date. Swaps involve the right or obligation to
receive or make payments based on two different currency
rates.(1) Correlation, credit, currency, hedged exposure,
liquidity, political, speculative exposure, valuation
risks.(2)                                                           [ ]
-------------------------------------------------------------------------
EMERGING MARKETS Countries generally considered to be
relatively less developed or industrialized. Emerging
markets often face economic problems that could subject the
portfolio to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market
infrastructure, shareholder protections and company laws
could expose the portfolio to risks beyond those generally
encountered in developed countries. Access, currency,
information, liquidity, market, operational, political,
valuation risks.                                                    [-]
-------------------------------------------------------------------------
EQUITY AND EQUITY-RELATED SECURITIES Common stocks and other securities representing or related to ownership in a
company. May also include warrants, rights, options,
preferred stocks and convertible debt securities. These
investments may go down in value due to stock market
movements or negative company or industry events. Liquidity,
market, valuation risks.                                            [-]
-------------------------------------------------------------------------
FOREIGN SECURITIES Securities of foreign issuer. May include depository receipts. Currency, information, liquidity,
market, operational, political, valuation risks.                    [-]
-------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES Exchange-traded contracts
that enable the portfolio to hedge against or speculate on
future changes in currency values, interest rates or stock
indexes. Futures obligate the portfolio (or give it the
right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1)
Correlation, currency, hedged exposure, interest-rate,
market, speculative exposure risks.(2)                              [ ]
-------------------------------------------------------------------------
OPTIONS Instruments that provide a right to buy (call) or
sell (put) a particular security, currency or index of
securities at a fixed price within a certain time period.
The portfolio may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure, liquidity, market, speculative
exposure, valuation risks.                                          [ ]
-------------------------------------------------------------------------
PRIVATIZATION PROGRAMS Foreign governments may sell all or
part of their interests in enterprises they own or control.
Access, currency, information, liquidity, operational,
political, valuation risks.                                         [-]
-------------------------------------------------------------------------
RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements. Liquidity, market, valuation
risks.                                                              15%
-------------------------------------------------------------------------

                    INVESTMENT PRACTICE                            LIMIT

SECTOR CONCENTRATION Investing more than 25% of the
portfolio's net assets in a group of related industries
(market sector). Performance will largely depend upon the
sector's performance, which may differ in direction and
degree from that of the overall stock market. Financial,
economic, business, political and other developments
affecting the sector will have a greater effect on the
portfolio.                                                          [-]
-------------------------------------------------------------------------
SECURITIES LENDING Lending portfolio securities to financial institutions; the portfolio receives cash, U.S. government
securities or bank letters of credit as collateral. Credit,
liquidity, market risks.                                           33 1/3%
-------------------------------------------------------------------------
SHORT POSITIONS Selling borrowed securities with the
intention of repurchasing them for a profit on the
expectation that the market price will drop. If the
portfolio were to take short positions in stocks that
increase in value, then the portfolio would have to
repurchase the securities at that higher price and it would
be likely to underperform similar mutual funds that do not
take short positions. Liquidity, market, speculative
exposure risks.                                                     10%
-------------------------------------------------------------------------
SHORT SALES "AGAINST THE BOX" A short sale where the
portfolio owns enough shares of the security involved to
cover the borrowed securities, if necessary. Liquidity,
market, speculative exposure risks.                                 [ ]
-------------------------------------------------------------------------
START-UP AND OTHER SMALL COMPANIES Companies with small
relative market capitalizations, including those with
continuous operations of less than three years. Information,
liquidity, market, valuation risks.                                  5%
-------------------------------------------------------------------------
STRUCTURED INSTRUMENTS Swaps, structured securities and
other instruments that allow a fund to gain access to the
performance of a benchmark asset (such as an index or
selected stocks) that may be more attractive or accessible
than the portfolio's direct investment. Credit, currency,
information, interest-rate, liquidity, market, political,
speculative exposure, valuation risks.                              [ ]
-------------------------------------------------------------------------
TEMPORARY DEFENSIVE TACTICS Placing some or all of the
portfolio's assets in investments such as money-market
obligations and investment-grade debt securities for
defensive purposes. Although intended to avoid losses in
adverse market, economic, political or other conditions,
defensive tactics might be inconsistent with the portfolio's principal investment strategies and might prevent the
portfolio from achieving its goal.                                  [ ]
-------------------------------------------------------------------------
WARRANTS Options issued by a company granting the holder the right to buy certain securities, generally common stock, at
a specified price and usually for a limited time. Liquidity,
market, speculative exposure risks.                                 [ ]
-------------------------------------------------------------------------

(1) The portfolio is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.
(2) The portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative by the Commodity Futures Trading Commission.

                               MEET THE MANAGERS

     The day-to-day portfolio management of the portfolio is the responsibility of the Credit Suisse Asset Management Global Telecommunications Management Team. The team consists of the following individuals:

                                 [LEWIS PHOTO]
                                 SCOTT T. LEWIS
                               Managing Director

 - Team member since 1999

 - With CSAM in 1999 as a result of Credit Suisse's acquisition of Warburg Pincus Asset Management, Inc. (Warburg Pincus)

 - With Warburg Pincus since 1986

                                [MCBRIDE PHOTO]
                               VINCENT J. MCBRIDE
                               Managing Director

 - Team member since 2000

 - With CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus

 - With Warburg Pincus since 1994

                               [LEFKOWITZ PHOTO]
                                DAVID LEFKOWITZ
                                 Vice President

 - Team member since 2001

 - With CSAM since April 2000

 - Equity analyst at Goldman Sachs Asset Management, 1998 to 2000

 - Equity analyst at Goldman Sachs & Co., 1996 to 1998

           Job titles indicate position with the investment adviser.

                               ABOUT YOUR ACCOUNT

     SHARE VALUATION

   The price of your shares is also referred to as their net asset value (NAV).

   The NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4 p.m. Eastern Time) each day the NYSE is open for business. It is calculated by dividing the portfolio's total assets, less its liabilities, by the number of shares outstanding.

   The portfolio values its securities based on market quotations when it calculates its NAV. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   Some portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the portfolio does not compute its price. This could cause the value of the portfolio's investments to be affected by trading on days when you cannot buy or sell shares.

     STATEMENTS AND REPORTS

   The portfolio produces financial reports, which include among other things a list of the portfolio's holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement, as applicable, to your household, even if more than one person in the household has an account with the portfolio. Please call 800-222-8977 if you would like to receive additional reports, prospectuses or proxy statements.

     DISTRIBUTIONS

   Investors in the portfolio are entitled to a share of the portfolio's net income and net realized gains on investments. The portfolio passes these earnings along to its shareholders as distributions.

   The portfolio earns dividends from stocks and interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

   The portfolio typically distributes dividends and capital gains annually, usually in December. Distributions will be reinvested automatically in additional shares of the portfolio.

     TAXES

   For a discussion of the tax status of a variable contract or pension plan, refer to the prospectus of the sponsoring participating insurance company separate account or plan documents or other informational materials supplied by plan sponsors.

   Because shares of the portfolio may be purchased only through variable contracts and plans, income dividends or capital-gain distributions from the portfolio are taxable, if at all, to the participating insurance companies and plans and will be exempt from current taxation of the variable-contract owner or plan participant if left to accumulate within the variable contract or plan.

   The portfolio intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts.

                           BUYING AND SELLING SHARES

   You may not buy or sell shares of the portfolio directly; you may only buy or sell shares through variable-annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies or through tax-qualified pension and retirement plans. The portfolio may not be available in connection with a particular contract or plan.

   An insurance company's separate accounts buy and sell shares of the portfolio at NAV, without any sales or other charges. Each insurance company receives orders from its contract holders to buy or sell shares of the portfolio on any business day that the portfolio calculates its NAV. If the order is received by the insurance company prior to the close of regular trading on the NYSE, the order will be executed at that day's NAV.

   Plan participants may buy shares of the portfolio through their plan by directing the plan trustee to buy shares for their account in a manner similar to that described above for variable annuity and variable life insurance contracts. You should contact your plan sponsor concerning the appropriate procedure for investing in the portfolio.

   The portfolio reserves the right to:

 - refuse any specific purchase or exchange request, including those from any person or group who, in the portfolio's view, is likely to engage in excessive trading

 - change or discontinue its exchange privilege after 30 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

 - make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

 - suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

 - stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                              FOR MORE INFORMATION

   This Prospectus is intended for use in connection with certain insurance products and pension and retirement plans. Please refer to the prospectus of the sponsoring participating insurance company separate account or to the plan documents or other informational materials supplied by plan sponsors for information regarding distributions and instructions on purchasing or selling a variable contract and on how to select a portfolio as an investment option for a variable contract or plan. More information about the portfolio is available free upon request, including the following:

     ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

   Includes financial statements, portfolio investments and detailed performance information.

   The Annual Report also contains a letter from the portfolio manager discussing market conditions and investment strategies that significantly affected portfolio performance during its past fiscal year.

     OTHER INFORMATION

   A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

   You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

   Please contact the Trust to obtain, without charge, the SAI, Annual and Semiannual Reports and portfolio holdings and other information, and to make shareholder inquiries:

BY TELEPHONE:
   800-222-8977

BY FACSIMILE:
   646-354-5026

BY MAIL:
   Credit Suisse Warburg Pincus Trust
   P.O. Box 9030
   Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:
   Boston Financial Data Services, Inc.
   Attn: Credit Suisse Warburg Pincus Trust
   66 Brooks Drive
   Braintree, MA 02184

ON THE INTERNET:
   www.warburg.com

SEC FILE NUMBER:

Credit Suisse Warburg Pincus Trust                                     811-07261

                   [CREDIT SUISSE WARBURG PINCUS FUNDS LOGO]
                      P.O. BOX 9030, BOSTON, MA 02205-9030
                        800-222-8977  - www.warburg.com
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRGLT-1-0601